As filed with the Securities and Exchange Commission on November 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

6101 Condor Drive
Moorpark , California 93021

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
6101 Condor Drive Moorpark, California 93021

1 (818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 100.1%*
Investment in Master Fund - 100.1%*

PNMAC Mortgage Opportunity Fund, LP^	$271,001,504	$376,038,323
Total Investment in Master Fund (Cost $271,001,504)	271,001,504	376,038,323

SHORT-TERM INVESTMENT - 0.1%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	$514,619	$514,619
Total Short Term Investment (Cost $514,619)	514,619	514,619

TOTAL INVESTMENTS - 100.2%* (Cost $271,516,123)		376,552,942
Liabilities in Excess of Other Assets - (0.2%)*		(857,547)
TOTAL NET ASSETS - 100%*		$375,695,395

* Percentages are stated as a percent of net assets.
^ Investment represents securities held or issued by related parties
All Investments are in the United States of America

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows**:
Cost of investments	271,516,123
Net unrealized appreciation	105,036,819

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PNMAC Mortgage Opportunity Fund, LLC

FAS 157 - Summary of Fair Value Exposure at September 30, 2011.

The Fund carries its investments at fair value. The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board's Accounting Standards Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
Each financial instrument's level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument. The three levels of the hierarchy are described below:

Level 1 - Quoted prices in active market for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable
(for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of September 30, 2011:

Description	Total	Level 1	Level 2	Level 3
Short-Term Investment	$514,619	$514,619	$-	$-
Investment in Master Fund	376,038,323	-		376,038,323
Total Investments	$376,552,942	$514,619	$-	$376,038,323

As of September 30, 2011, there were no significant transfers between Level 1 and Level 2.

Following is a summary of changes in investment in Master Fund for which Level 3 inputs were used to determine fair value:

Investment in
Master Fund
Balance as of 12/31/10	$402,536,556
Distributions	(43,676,904)
Realized and Unrealized gain, net of income allocated
from the Master Fund	17,178,671
Balance as of 09/30/11	$376,038,323

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LLC

By  /s/ Stanford L. Kurland
             Stanford L. Kurland, CEO

Date      11/14/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Stanford L. Kurland
             Stanford L. Kurland, CEO

Date      11/14/2011

By /s/ Anne McCallion
            Anne McCallion, CFO

Date      11/14/2011